Consolidated Statements of Earnings - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income:
Interest and fees on loans	$ 43,077,000	$ 41,186,000	$ 42,314,000
Interest on due from banks	2,223,000	258,000	127,000
Interest on federal funds sold			204,000
Interest on investment securities:
U.S. Government sponsored enterprises	4,962,000	2,478,000	2,361,000
States and political subdivisions	4,075,000	3,146,000	2,691,000
Other	94,000	111,000	261,000
Total interest income	54,431,000	47,179,000	47,958,000
Interest expense:
Demand deposits, MMDA & savings deposits	2,019,000	2,029,000	1,962,000
Time deposits	562,000	752,000	947,000
FHLB borrowings			357,000
Junior subordinated debentures	529,000	280,000	370,000
Other	213,000	144,000	200,000
Total interest expense	3,323,000	3,205,000	3,836,000
Net interest income	51,108,000	43,974,000	44,122,000
Provision for (recovery of) loan losses	1,472,000	(1,163,000)	4,259,000
Net interest income after provision for loan losses	49,636,000	45,137,000	39,863,000
Non-interest income:
Service charges	5,290,000	3,921,000	3,528,000
Other service charges and fees	734,000	803,000	742,000
Gain on sale of securities			2,639,000
Mortgage banking income	393,000	2,505,000	2,469,000
Insurance and brokerage commissions	945,000	1,035,000	897,000
Appraisal management fee income	11,663,000	8,890,000	6,754,000
Gain (loss) on sale of premises and equipment	(85,000)	105,000	0
Gain (loss) on sales and write-downs of other real estate, net		21,000	(47,000)
Miscellaneous	7,749,000	7,639,000	5,932,000
Total non-interest income	26,689,000	24,919,000	22,914,000
Non-interest expense:
Salaries and employee benefits	26,130,000	24,506,000	23,538,000
Occupancy	8,048,000	7,858,000	7,933,000
Professional fees	1,915,000	1,826,000	1,580,000
Advertising	693,000	536,000	787,000
Debit card expense	1,224,000	1,000,000	1,012,000
FDIC insurance	461,000	415,000	263,000
Appraisal management fee expense	9,264,000	7,112,000	5,274,000
Other	8,295,000	7,874,000	8,544,000
Total non-interest expense	56,030,000	51,127,000	48,931,000
Earnings before income taxes	20,295,000	18,929,000	13,846,000
Income tax expense	4,172,000	3,796,000	2,489,000
Net earnings	$ 16,123,000	$ 15,133,000	$ 11,357,000
Basic net earnings per share	$ 2.94	$ 2.71	$ 2.01
Diluted net earnings per share	2.85	2.63	1.95
Cash dividends declared per share	$ 0.87	$ 0.66	$ 0.75